Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 22, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Contributions		$ 27,650,352	$ 6,709,837	$ 2,471,290
Redemptions		$ 34,815,738	$ 44,390,927	$ 82,020,125
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 5,859,423
Redemptions	$ 5,820,495